Schedule of Investments (unaudited)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.3%
Ampol Ltd.	23,586	$411,383
APA Group	191,886	1,291,851
ASX Ltd.	19,659	851,794
Aurizon Holdings Ltd.	178,060	412,630
BHP Group Ltd.	529,698	12,723,454
Coles Group Ltd.	131,768	1,377,721
Commonwealth Bank of Australia	133,052	8,920,703
Computershare Ltd.	111,819	1,810,130
Endeavour Group Ltd./Australia	150,927	690,838
Fortescue Metals Group Ltd.	195,827	1,844,887
Glencore PLC	1,520,154	8,715,147
Goodman Group	176,733	1,922,980
Lottery Corp. Ltd. (The)(a)	171,104	469,401
Macquarie Group Ltd.	35,437	3,844,305
Mineral Resources Ltd.	23,838	1,117,568
National Australia Bank Ltd.	341,816	7,100,216
Orica Ltd.	37,969	337,743
Origin Energy Ltd.	296,109	1,057,872
QBE Insurance Group Ltd.	127,348	997,767
Ramsay Health Care Ltd.	18,800	705,172
Rio Tinto Ltd.	32,164	1,825,294
South32 Ltd.	767,871	1,761,702
Telstra Group Ltd., NVS	413,549	1,036,944
WiseTech Global Ltd.	10,361	383,181
Woodside Energy Group Ltd.	129,234	2,987,690
		64,598,373
Austria — 0.1%
OMV AG	9,298	428,111
Verbund AG	8,006	627,149
		1,055,260
Belgium — 0.3%
D’ieteren Group	3,035	505,109
Elia Group SA/NV	6,800	859,740
UCB SA	14,188	1,069,318
		2,434,167
Brazil — 0.1%
Yara International ASA	13,877	619,350

Canada — 16.6%
Alimentation Couche-Tard Inc.	123,046	5,509,455
AltaGas Ltd.	30,551	550,988
ARC Resources Ltd.	126,349	1,778,819
Bank of Montreal	52,684	4,852,876
Bank of Nova Scotia (The)	73,039	3,530,384
Barrick Gold Corp.	175,575	2,640,681
BCE Inc.	7,879	355,389
Brookfield Asset Management Inc., Class A	70,156	2,778,226
Cameco Corp.	44,267	1,049,853
Canadian Imperial Bank of Commerce	53,587	2,433,609
Canadian National Railway Co.	35,240	4,174,945
Canadian Natural Resources Ltd.	202,749	12,160,326
Cenovus Energy Inc.	250,003	5,053,828
Constellation Software Inc./Canada	1,162	1,680,194
Dollarama Inc.	42,240	2,509,875
Emera Inc.	24,970	925,412
Empire Co. Ltd., Class A, NVS	15,183	390,065
Enbridge Inc.	203,988	7,947,798
Fairfax Financial Holdings Ltd.	3,743	1,838,297
Security	Shares	Value

Canada (continued)
First Quantum Minerals Ltd.	52,920	$933,437
Fortis Inc.	55,784	2,176,327
George Weston Ltd.	14,218	1,564,935
Gildan Activewear Inc.	9,532	300,790
Great-West Lifeco Inc.	13,099	303,257
Hydro One Ltd.(b)	44,477	1,115,231
Imperial Oil Ltd.	40,502	2,203,254
Intact Financial Corp.	15,470	2,350,677
Ivanhoe Mines Ltd., Class A(a)	44,291	307,226
Loblaw Companies Ltd.	34,938	2,862,539
Metro Inc.	35,723	1,871,436
Nutrien Ltd.	116,299	9,826,533
Pembina Pipeline Corp.	58,024	1,915,748
RioCan REIT	12,410	176,811
Rogers Communications Inc., Class B, NVS	47,041	1,958,157
Royal Bank of Canada	105,780	9,787,183
Shaw Communications Inc., Class B, NVS	35,051	900,234
Suncor Energy Inc.	209,682	7,212,316
Teck Resources Ltd., Class B	78,020	2,374,933
TELUS Corp.	64,424	1,345,368
Toromont Industries Ltd.	7,287	560,024
Toronto-Dominion Bank (The)	141,516	9,056,982
Tourmaline Oil Corp.	66,364	3,739,201
Wheaton Precious Metals Corp.	39,027	1,276,789
WSP Global Inc.	7,021	862,918
		129,143,326
Denmark — 5.0%
AP Moller - Maersk A/S, Class A	349	698,239
AP Moller - Maersk A/S, Class B, NVS	569	1,188,738
Demant A/S(a)	5,326	145,439
Novo Nordisk A/S, Class B	329,148	35,788,673
Tryg A/S	39,664	857,902
		38,678,991
Finland — 0.7%
Elisa OYJ	13,716	662,844
Nokia OYJ	396,417	1,761,643
Nordea Bank Abp	196,686	1,878,846
Stora Enso OYJ, Class R	66,263	863,990
		5,167,323
France — 8.5%
Aeroports de Paris(a)	2,783	376,347
Air Liquide SA	62,676	8,198,878
Airbus SE	32,207	3,484,917
ArcelorMittal SA	38,433	859,118
AXA SA	126,154	3,115,358
Bureau Veritas SA	20,185	499,382
Capgemini SE	13,158	2,156,474
Carrefour SA	86,092	1,385,689
Cie. de Saint-Gobain	26,752	1,093,647
Dassault Aviation SA	5,158	766,057
EssilorLuxottica SA	18,399	2,909,400
Eurazeo SE	2,135	121,835
Getlink SE	61,502	973,238
Hermes International	1,579	2,043,834
Ipsen SA	3,226	331,529
Orange SA	211,027	2,010,647
Pernod Ricard SA	16,346	2,868,906
Publicis Groupe SA	14,251	798,118
Remy Cointreau SA	1,931	295,323

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Sanofi	130,484	$11,229,165
Schneider Electric SE	25,658	3,244,616
Teleperformance	3,293	882,293
Thales SA	18,520	2,355,372
TotalEnergies SE	230,214	12,558,945
Veolia Environnement SA	42,209	941,936
Vivendi SE	65,476	535,919
		66,036,943
Germany — 3.1%
Bayer AG, Registered	113,914	5,989,715
Deutsche Boerse AG	19,784	3,217,267
Deutsche Telekom AG, Registered	286,568	5,409,110
Mercedes-Benz Group AG	44,821	2,594,309
Merck KGaA	7,619	1,241,630
Nemetschek SE	2,761	131,636
Rheinmetall AG	9,216	1,498,076
RWE AG	75,611	2,910,656
Siemens Healthineers AG(b)	13,095	599,915
Telefonica Deutschland Holding AG	119,200	259,725
		23,852,039
Hong Kong — 0.4%
BOC Hong Kong Holdings Ltd.	313,000	972,587
CK Asset Holdings Ltd.	168,500	931,563
CK Infrastructure Holdings Ltd.	60,500	287,419
Power Assets Holdings Ltd.	145,000	693,324
		2,884,893
Ireland — 0.1%
Kingspan Group PLC	9,228	465,245

Israel — 1.1%
Azrieli Group Ltd.	3,384	250,705
Bank Hapoalim BM	105,550	1,017,423
Bank Leumi Le-Israel BM	246,005	2,346,825
CyberArk Software Ltd.(a)(c)	1,923	301,738
Elbit Systems Ltd.	5,489	1,110,618
ICL Group Ltd.	124,484	1,122,547
Israel Discount Bank Ltd., Class A	126,086	716,936
Mizrahi Tefahot Bank Ltd.	18,268	690,559
Tower Semiconductor Ltd.(a)	21,057	899,888
ZIM Integrated Shipping Services Ltd.	9,175	215,521
		8,672,760
Italy — 1.2%
Assicurazioni Generali SpA	66,458	997,342
Atlantia SpA	64,397	1,436,537
Eni SpA	250,019	3,283,679
Mediobanca Banca di Credito Finanziario SpA	29,112	263,743
Snam SpA	177,076	787,370
Tenaris SA	78,018	1,221,071
Terna - Rete Elettrica Nazionale	194,482	1,289,739
		9,279,481
Japan — 15.3%
Ajinomoto Co. Inc.	61,600	1,694,198
Asahi Group Holdings Ltd.	23,800	665,941
Astellas Pharma Inc.	160,200	2,210,469
Bridgestone Corp.	31,500	1,139,243
Canon Inc.	100,100	2,121,868
Dai Nippon Printing Co. Ltd.	17,200	344,528
Dai-ichi Life Holdings Inc.	97,600	1,550,156
Daiwa Securities Group Inc.	86,600	337,885
Security	Shares	Value

Japan (continued)
Denso Corp.	26,700	$1,324,745
Dentsu Group Inc.	22,000	684,274
Fuji Electric Co. Ltd.	9,800	378,917
Fujitsu Ltd.	10,800	1,242,632
Hitachi Ltd.	54,600	2,477,410
Idemitsu Kosan Co. Ltd.	23,700	518,561
Inpex Corp.	217,800	2,198,124
Isuzu Motors Ltd.	47,800	562,112
ITOCHU Corp.	141,000	3,644,080
JFE Holdings Inc.	25,700	235,441
KDDI Corp.	239,100	7,067,071
Konami Group Corp.	10,100	442,696
Marubeni Corp.	287,000	2,512,373
Mazda Motor Corp.	28,900	194,583
Mitsubishi Corp.	201,400	5,455,700
Mitsubishi Heavy Industries Ltd.	54,000	1,859,979
Mitsubishi UFJ Financial Group Inc.	1,502,100	7,095,693
Mitsui & Co. Ltd.	191,200	4,231,098
Mitsui OSK Lines Ltd.	53,400	1,057,063
MS&AD Insurance Group Holdings Inc.	43,600	1,154,580
Nexon Co. Ltd.	48,500	811,610
Nippon Sanso Holdings Corp.	8,200	130,556
Nippon Steel Corp.	53,600	735,313
Nippon Telegraph & Telephone Corp.	207,700	5,728,510
Nippon Yusen KK	75,900	1,374,887
Nissin Foods Holdings Co. Ltd.	5,200	336,590
Nomura Real Estate Holdings Inc.	11,600	262,204
NTT Data Corp.	67,500	977,660
Ono Pharmaceutical Co. Ltd.	54,800	1,289,639
Oriental Land Co. Ltd./Japan	21,300	2,852,659
ORIX Corp.	113,800	1,671,459
Osaka Gas Co. Ltd.	49,500	732,981
Persol Holdings Co. Ltd.	10,100	202,226
Renesas Electronics Corp.(a)	76,300	638,306
Resona Holdings Inc.	294,700	1,110,710
Secom Co. Ltd.	20,700	1,179,289
Seven & i Holdings Co. Ltd.	94,100	3,512,598
Shimadzu Corp.	14,100	371,434
Shionogi & Co. Ltd.	21,800	1,012,332
Sompo Holdings Inc.	27,800	1,159,046
Sumitomo Chemical Co. Ltd.	74,100	249,514
Sumitomo Corp.	173,000	2,199,481
Sumitomo Metal Mining Co. Ltd.	26,000	728,802
Suntory Beverage & Food Ltd.	19,800	662,442
T&D Holdings Inc.	49,300	487,587
Takeda Pharmaceutical Co. Ltd.	129,900	3,430,529
Tokio Marine Holdings Inc.	244,200	4,421,279
Tokyo Electric Power Co. Holdings Inc.(a)	216,600	705,588
Tokyo Electron Ltd.	10,800	2,841,441
Tokyo Gas Co. Ltd.	50,600	904,297
Toppan Inc.	24,300	362,414
Toshiba Corp.	32,800	1,138,210
Toyota Motor Corp.	1,314,400	18,236,773
Toyota Tsusho Corp.	11,100	372,581
Trend Micro Inc/Japan	15,400	776,522
USS Co. Ltd.	21,900	330,443
Yakult Honsha Co. Ltd.	16,100	891,923
		119,231,255
Netherlands — 1.3%
Aegon NV	158,932	735,721

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Davide Campari-Milano NV	24,453	$219,596
IMCD NV	3,039	394,141
Koninklijke Ahold Delhaize NV	102,867	2,868,782
Koninklijke KPN NV	386,186	1,080,203
NN Group NV	20,647	874,244
OCI NV	18,006	688,692
Wolters Kluwer NV	30,082	3,196,469
		10,057,848
New Zealand — 0.1%
Spark New Zealand Ltd.	162,493	483,703

Norway — 1.4%
Aker BP ASA	33,415	1,061,472
Equinor ASA	205,637	7,492,121
Kongsberg Gruppen ASA	19,569	701,752
Mowi ASA	44,963	671,108
Norsk Hydro ASA	187,027	1,186,933
Salmar ASA	7,291	247,177
		11,360,563
Portugal — 0.1%
Galp Energia SGPS SA	53,248	540,632
Jeronimo Martins SGPS SA	28,212	583,791
		1,124,423
Singapore — 1.5%
Capitaland Investment Ltd/Singapore	454,700	966,985
City Developments Ltd.	34,200	184,393
DBS Group Holdings Ltd.	157,500	3,807,768
Keppel Corp. Ltd.	210,900	1,038,054
Oversea-Chinese Banking Corp. Ltd.	218,000	1,871,330
Singapore Airlines Ltd.(a)	102,100	378,720
Singapore Telecommunications Ltd.	755,800	1,330,771
United Overseas Bank Ltd.	112,100	2,199,266
		11,777,287
Spain — 1.1%
Acciona SA	3,619	651,643
CaixaBank SA	483,107	1,602,004
EDP Renovaveis SA	17,323	364,519
Naturgy Energy Group SA	27,648	709,517
Red Electrica Corp. SA	18,992	307,209
Repsol SA	191,996	2,612,003
Telefonica SA	705,244	2,431,113
		8,678,008
Sweden — 1.2%
Boliden AB	37,466	1,089,545
Epiroc AB, Class A	36,517	559,019
Epiroc AB, Class B	19,286	258,957
Hexagon AB, Class B	111,708	1,104,333
Holmen AB, Class B	20,196	732,921
Investor AB, Class A	41,959	713,502
Investor AB, Class B	102,933	1,679,929
Lifco AB, Class B	10,903	157,547
Nibe Industrier AB, Class B	76,700	611,818
Svenska Cellulosa AB SCA, Class B	100,972	1,191,246
Tele2 AB, Class B	64,655	529,913
Telia Co. AB	335,310	888,493
Volvo Car AB, Class B(a)(c)	51,435	218,294
		9,735,517
Switzerland — 13.2%
ABB Ltd., Registered	85,081	2,362,725
Security	Shares	Value

Switzerland (continued)
Accelleron Industries AG, NVS	4,253	$72,118
Baloise Holding AG, Registered	4,406	601,957
Barry Callebaut AG, Registered	340	643,250
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	114	1,094,062
Chocoladefabriken Lindt & Spruengli AG, Registered	13	1,263,455
Cie. Financiere Richemont SA, Class A, Registered	43,321	4,233,914
Kuehne + Nagel International AG, Registered	2,640	561,967
Nestle SA, Registered	291,094	31,688,144
Novartis AG, Registered	239,560	19,378,178
Roche Holding AG, Bearer	2,631	1,067,897
Roche Holding AG, NVS	69,073	22,918,292
Sika AG, Registered	9,430	2,126,236
Sonova Holding AG, Registered	4,401	1,040,236
Swiss Life Holding AG, Registered	3,476	1,683,156
Swisscom AG, Registered	3,495	1,725,793
UBS Group AG, Registered	269,945	4,279,749
Zurich Insurance Group AG	14,745	6,283,934
		103,025,063
United Kingdom — 18.7%
3i Group PLC	49,156	654,677
Anglo American PLC	123,078	3,686,703
AstraZeneca PLC	206,494	24,228,378
Aviva PLC	211,499	1,014,481
BAE Systems PLC	548,374	5,129,251
BP PLC	1,784,808	9,874,631
British American Tobacco PLC	306,007	12,085,271
BT Group PLC	656,377	978,153
Bunzl PLC	44,640	1,454,616
CNH Industrial NV	86,277	1,116,172
Diageo PLC	259,691	10,686,924
Ferguson PLC	11,346	1,237,380
GSK PLC	622,882	10,203,479
Haleon PLC(a)	769,763	2,360,441
HSBC Holdings PLC	1,766,847	9,067,546
National Grid PLC	615,308	6,703,852
NatWest Group PLC, NVS	321,534	865,988
Pearson PLC	57,056	630,647
RELX PLC	198,031	5,319,208
Segro PLC	141,436	1,272,924
Severn Trent PLC	35,672	1,023,776
Shell PLC	1,128,465	31,260,269
SSE PLC	115,023	2,055,562
Tesco PLC	705,837	1,743,333
United Utilities Group PLC	73,895	796,307
WPP PLC	55,003	484,034
		145,934,003
Total Common Stocks — 99.4%
(Cost: $854,977,975)		774,295,821

Preferred Stocks

Germany — 0.0%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,002	221,379

Total Preferred Stocks — 0.0%
(Cost: $257,328)		221,379

Total Long-Term Investments — 99.4%
(Cost: $855,235,303)		774,517,200

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	279,496	$279,296
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	190,000	190,000
Total Short-Term Securities — 0.1%
(Cost: $469,497)		469,296

Total Investments — 99.5%
(Cost: $855,704,800)		774,986,496

Other Assets Less Liabilities — 0.5%		4,093,098
Net Assets—100.0%		$779,079,594

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,219,126	$—		$(940,090	)(a)	$518	$(258)	$279,296	279,496	$4,562	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	0	(a)	—		—	—	190,000	190,000	1,543		—
						$518	$(258)	$469,296		$6,105		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	97	12/08/22	$1,254	$16,027
Euro STOXX 50 Index	11	12/16/22	393	18,273
FTSE 100 Index	34	12/16/22	2,774	(15,690)
				$18,610

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Momentum Factor ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$130,769,647	$643,526,174	$—	$774,295,821
Preferred Stocks	—	221,379	—	221,379
Money Market Funds	469,296	—	—	469,296
	$131,238,943	$643,747,553	$—	$774,986,496
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$34,300	$—	$34,300
Liabilities
Futures Contracts	—	(15,690)	—	(15,690)
	$—	$18,610	$—	$18,610

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust